GOVERNMENT FEES AND OTHER TAXES	12 Months Ended
Mar. 31, 2021
Disclosure of government fees and other taxes [Abstract]
GOVERNMENT FEES AND OTHER TAXES
17.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Year ended March 31,
	2021	2020
Government fees	$63	$210
Other taxes	2,311	1,905
	$2,374	$2,115

Government fees refer to the environmental protection fees paid to the state and local Chinese government. Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.